Document and Entity Information	Apr. 29, 2021
Cover [Abstract]
Entity Registrant Name	AERIE PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001337553
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36152
Entity Tax Identification Number	20-3109565
Entity Address, Address Line One	4301 Emperor Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	(919)
Local Phone Number	237-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Shares of common stock, par value $0.001 per share
Trading Symbol	AERI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false